11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventory [Line Items]
Inventories	$ 116	$ 153	$ 137	$ 113
Materials and spare parts [member]
Disclosure of inventory [Line Items]
Inventories	79	95
Advances to suppliers [member]
Disclosure of inventory [Line Items]
Inventories	3	21
In process and finished products [member]
Disclosure of inventory [Line Items]
Inventories	$ 34	$ 37